Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (276,595)	$ (70,555)
Net cash used in operating activities	(93,266)	(57,280)
Accumulated deficit	(428,731)	(152,136)
Cash and cash equivalents	$ 262,260	$ 58,806